Income and Expenses - Schedule of Finance Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income	SFr 126	SFr 21	SFr 10
Total finance income	SFr 126	SFr 21	SFr 10